Organization and Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Property, plant and equipment
Gross	$ 172,717	$ 163,437
Less: accumulated depreciation	(116,936)	(112,022)
Total	55,781	51,415
Land and improvements
Property, plant and equipment
Gross	3,269	3,417
Buildings and improvements
Property, plant and equipment
Gross	21,423	19,371
Machinery and equipment
Property, plant and equipment
Gross	$ 148,025	$ 140,649